Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	524,165	—	—	—	524,165
Bank loans and bond repayments	—	(231,753)	—	—	—	(231,753)
Additions in deferred loan/bond fees	—	(7,449)	—	1,119	(12,941)	(19,271)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,593	—	12,593
Retranslation of the NOK 2021 Bonds in U.S. dollars	—	—	(4,831)	—	—	(4,831)
Borrowings outstanding as of December 31, 2018	2,547,556	284,963	(4,831)	13,712	(12,941)	2,828,459

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	905,730	—	—	—	905,730
Bank loans and bond repayments	—	(547,751)	—	—	—	(547,751)
Payment for bond repurchase	—	(34,602)	—	—	—	(34,602)
Additions in deferred loan/bond fees	—	(25,912)	—	(910)	7,016	(19,806)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	14,154	—	14,154
Retranslation of the NOK 2021 Bonds and the NOK 2024 Bonds in U.S. dollars	—	—	1,211	—	—	1,211
Borrowings outstanding as of December 31, 2019	2,828,459	297,465	1,211	13,244	7,016	3,147,395

Schedule of reconciliation of derivatives arising from financing activities

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	—	16,396
Unrealized loss on derivative financial instruments held for trading	—	—	—	(7,922)	(7,922)
Ineffective portion of cash flow hedges	—	—	—	(289)	(289)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(5,089)	—	(5,089)
Net derivative assets/(liabilities) as of December 31, 2018	16,396	—	(5,089)	(8,211)	3,096

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	—	3,096
Unrealized loss on derivative financial instruments held for trading	—	—	—	(54,050)	(54,050)
Ineffective portion of cash flow hedges	—	—	—	(151)	(151)
Payment for CCS termination	—	3,731	—	4,051	7,782
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(2,608)	—	(2,608)
Net derivative assets/(liabilities) as of December 31, 2019	3,096	3,731	(2,608)	(50,150)	(45,931)

Schedule of reconciliation of tangible fixed assets and vessels under construction arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2018	3,939,221	—	—	3,939,221
Additions (Note 6)	—	673,787	16,973	690,760
Transfer under “Other non-current assets”	—	—	(1,650)	(1,650)
Depreciation expense (Note 6)	—	—	(145,474)	(145,474)
Tangible fixed assets and vessels under construction as of December 31, 2018	3,939,221	673,787	(130,151)	4,482,857

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2019	4,482,857	—	—	4,482,857
Additions (Note 6)	—	479,618	(1,013)	478,605
Returns for capital expenditures (Note 6)	—	(10,451)	(773)	(11,224)
Impairment loss on vessels (Note 6)	—	—	(162,149)	(162,149)
Depreciation expense (Note 6)	—	—	(157,701)	(157,701)
Tangible fixed assets and vessels under construction as of December 31, 2019	4,482,857	469,167	(321,636)	4,630,388

Schedule of reconciliation of lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2018	213,428	—	—	213,428
Lease charge (Note 19)	—	—	10,520	10,520
Payments for interest	—	(10,520)	—	(10,520)
Payments for lease liability	—	(7,329)	—	(7,329)
Lease liabilities as of December 31, 2018	213,428	(17,849)	10,520	206,099

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 19)	—	—	10,506	10,506
Additions	—	—	1,462	1,462
Payments for interest	—	(10,521)	—	(10,521)
Payments for lease liability	—	(9,950)	59	(9,891)
Lease liabilities as of December 31, 2019	213,374	(20,471)	12,027	204,930

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners’ common unit offerings (net of underwriting discounts and commissions)	60,345	—	60,345
Proceeds from GasLog Partners’ preference unit offerings (net of underwriting discounts and commissions)	208,394	—	208,394
Equity related costs	(917)	(703)	(1,620)
Net proceeds from equity offerings in the year ended December 31, 2018	267,822	(703)	267,119

	Cash flows	Non-cash items	Total
Equity related costs	(1,670)	1,053	(617)
Net payments for equity offerings in the year ended December 31, 2019	(1,670)	1,053	(617)